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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                            Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer High Income Trust
               SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)

Principal
Amount
 USD ($)                                                             Value
               COLLATERIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
               Diversified Financials - 0.3%
1,245,000      DB Master Finance LLC, 8.285%, 6/20/31 (144A)      $ 1,257,421
               TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
               (Cost $1,268,107)                                  $ 1,257,421

               CORPORATE BONDS & NOTES - 115.9% of Net Assets
               Energy - 13.9%
               Oil & Gas Drilling - 2.8%
4,400,000      DDI Holding AS, 9.3%, 1/19/12 (144A)               $ 4,631,000
2,500,000      Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)         2,018,750
3,000,000      Norse Energy Corp. ASA, 10.0%, 7/13/10                 507,928
11,500,000     Petrojack AS, 11.0%, 4/19/10                         1,985,998
3,500,000      Skeie Drilling & Production ASA, 11.25%, 3/8/13      3,535,000
                                                                  $12,678,676
               Oil & Gas Equipment & Services - 2.3%
600,000    (a) DP Producer AS, 11.36%, 12/5/11 (144A)             $   612,000
1,100,000      Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)              1,111,000
2,000,000      Sevan Marine ASA, 9.25%, 12/20/11 (144A)             2,080,000
4,540,000      White Pine Hydro Portfolio LLC, 7.26%, 7/20/15       4,540,000
                                                                  $ 8,343,000
               Integrated Oil & Gas - 0.4%
1,770,000      Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)            $ 1,840,800

               Oil & Gas Exploration & Production - 5.6%
6,584,000      Baytex Energy, Ltd., 9.625%, 7/15/10               $ 6,814,440
3,200,000      Biofuel Energy ASA, 10.0%, 6/7/12                    3,200,000
1,250,000      Hilcorp Energy I, LP, 9.0%, 6/1/16 (144A)            1,293,750
4,500,000      Methanex Corp., 8.75%, 8/15/12                       4,950,000
500,000    (a) PetroProd, Ltd., 11.355%, 1/12/12                      513,750
5,300,000      PetroQuest Energy, Inc., 10.375%, 5/15/12            5,498,750
3,135,000      Stone Energy Corp., 6.75%, 12/15/14                  2,884,200
                                                                  $25,154,890
               Oil & Gas Refining & Marketing - 2.5%
4,325,000      Aventine Renewable Energy Holdings, Inc., 10.0%, 4/$ 4,238,500
2,425,000      VeraSun Energy Corp., 9.375%, 6/1/17 (144A)          2,255,250
4,280,000      VeraSun Energy Corp., 9.875%, 12/15/12               4,494,000
                                                                  $10,987,750
               Oil & Gas Storage & Transportation - 0.3%
2,130,000      SemGroup L.P., 8.75%, 11/15/15 (144A)              $ 2,140,650
820,000        Targa Resources, Inc., 8.5%, 11/1/13 (144A)            832,300
                                                                  $ 2,972,950
               Total Energy                                       $61,978,066

               Materials - 17.1%
               Commodity Chemicals - 3.0%
4,635,000      ARCO Chemical Co., 9.8%, 2/1/20                    $ 5,028,975
2,210,000      Georgia Gulf Corp., 9.5%, 10/15/14                   2,198,950
2,650,000  (l) Georgia Gulf Corp., 10.75%, 10/15/16                 2,636,750
3,150,000      Invista, 9.25%, 5/1/12 (144A)                        3,331,125
                                                                  $13,195,800
               Diversified Chemicals - 2.1%
3,200,000      Basell Finance Co., 8.1%, 3/15/27 (144A)           $ 2,912,000
3,000,000      Hexion US Finance Corp./Hexion Nova Scotia Finance U 3,105,000
2,000,000      Ineos Group Holdings Plc., 8.5%, 2/15/16 (144A)      1,955,000
1,190,000      Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)             1,611,170
                                                                  $ 9,583,170

               Specialty Chemicals - 1.0%
785,000        MacDermid, Inc., 9.5%, 4/15/07 (144A)              $   788,925
3,300,000      Tronox Worldwide LLC, 9.5%, 12/1/12                  3,440,250
                                                                  $ 4,229,175
               Construction Materials - 2.5%
4,500,000      AGY Holding Corp., 11.0%, 11/15/14 (144A)          $ 4,730,625
825,000        Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (144A   841,500
1,500,000      Panolam Industries International, Inc., 10.75%, 10/1 1,567,500
4,185,000      U.S. Concrete, Inc., 8.375%, 4/1/14                  4,174,538
                                                                  $11,314,163
               Paper Packaging - 2.9%
5,450,000      Exopack Holding Corp., 11.25%, 2/1/14              $ 5,749,750
5,540,000      Graphic Packaging International, Inc., 9.5%, 8/15/13 5,754,675
46,000         MDP Acquisitions Plc, 10.125%, 10/1/12                  65,853
1,500,000      U.S. Corrugated, Inc., 10.0%, 6/1/13                 1,488,750
                                                                  $13,059,028
               Aluminum - 1.5%
2,035,000      Aleris International, Inc., 10.0%, 12/15/16 (144A) $ 2,019,737
1,200,000      Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)  1,182,000
3,180,000      Indalex Holding Corp., 11.5%, 2/1/14                 3,307,200
                                                                  $ 6,508,937
               Diversified Metals & Mining - 3.0%
3,300,000      American Rock Salt Co. LLC, 9.5%, 3/15/14          $ 3,337,125
3,000,000      FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)       3,570,000
1,505,000  (a)(Noranda Aluminium Acquisition Corp., 9.36%, 5/15/15  1,452,325
3,050,000      PNA Group, Inc., 10.75%, 9/1/16 (144A)               3,324,500
1,870,000  (a) PNA Intermediate Holding Corp., 12.36%, 2/15/13 (144 1,888,700
                                                                  $13,572,650
               Steel - 0.7%
2,900,000      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)     $ 3,255,250

               Forest Products - 0.4%
1,645,000      Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (144$ 1,661,450
               Total Materials                                    $76,379,623

               Capital Goods - 8.8%
               Building Products - 2.0%
6,135,000  (a) Builders FirstSource, Inc., 9.61%, 2/15/12         $ 6,211,687
2,500,000      Industrias Unidas SA de CV, 11.5%, 11/15/16 (144A)   2,631,250
                                                                  $ 8,842,937
               Electrical Components & Equipment - 0.7%
660,000        Baldor Electric Co., 8.625%, 2/15/17               $   697,950
2,270,000  (c) Caiua Servicos Electricidad SA, 11.125% (144A)       2,374,420
                                                                  $ 3,072,370
               Heavy Electrical Equipment - 2.0%
4,790,000      Altra Industrial Motion, 9.0%, 12/1/11             $ 4,957,650
3,975,000      Hawk Corp., 8.75%, 11/1/14                           4,094,250
                                                                  $ 9,051,900
               Construction & Farm Machinery & Heavy Truck - 3.8%
2,900,000      Accuride Corp., 8.5%, 2/1/15                       $ 2,863,750
5,250,000      Commercial Vehicle Group, Inc., 8.0%, 7/1/13         5,236,875
1,520,000      Esco Corp., 8.625%, 12/15/13 (144A)                  1,596,000
1,750,000      Greenbrier Companies, Inc., 8.375%, 5/15/15          1,763,125
1,000,000  (d) Stanadyne Corp., 0.0%, 2/15/15                         830,000
4,690,000      Stanadyne Corp., 10.0%, 8/15/14                      4,959,675
                                                                  $17,249,425
               Industrial Machinery - 0.3%
1,217,000      Manitowac Co., Inc., 10.5%, 8/1/12                 $ 1,283,935
               Total Capital Goods                                $39,500,567

               Commercial Services & Supplies - 7.0%
               Diversified Commercial & Professional Services - 3.5%
3,500,000      Allied Security Escrow, 11.375%, 7/15/11           $ 3,517,500
1,050,000      Mobile Services Group, Inc., 9.75%, 8/1/14 (144A)    1,118,250
9,000,000      NCO Group, Inc., 11.875%, 11/15/14 (144A)            9,292,500
1,565,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14         1,506,312
                                                                  $15,434,562
               Environmental & Facilities Services - 3.5%
4,088,000      Clean Harbors, Inc., 11.25%, 7/15/12               $ 4,514,333
5,020,000      Hydrochem Industrial Services, Inc., 9.25%, 2/15/13  5,170,600
5,800,000      Waste Services, Inc., 9.5%, 4/15/14                  6,097,250
                                                                  $15,782,183
               Total Commercial Services & Supplies               $31,216,745

               Transportation - 5.0%
               Air Freight & Logistics - 0.5%
1,545,000      CEVA Group Plc, 10.0%, 12/1/16 (144A)              $ 2,044,865

               Airlines - 0.6%
976,135        American Airlines, Inc., 7.379%, 11/23/17          $   912,686
817,814        Continental Airlines, Inc., Series B, 8.499%, 11/1/1   830,082
1,000,000  (c) GOL Finance, 8.75% (144A)                            1,002,500
                                                                  $ 2,745,268
               Marine - 3.4%
3,899,000  (d) H-Lines Finance Holding, 0.0%, 4/1/13              $ 3,821,020
8,000,000      Seabulk International, Inc., 9.5%, 8/15/13           8,550,000
2,900,000      Trailer Bridge, Inc., 9.25%, 11/15/11                2,965,250
                                                                  $15,336,270
               Railroads - 0.5%
2,250,000      Kansas City Southern de Mexico, 9.375%, 5/1/12     $ 2,407,500
               Total Transportation                               $22,533,903

               Automobiles &  Components - 1.2%
               Auto Parts & Equipment - 1.2%
5,965,000  (l) Cooper-Standard Automotive, Inc., 8.375%, 12/15/14 $ 5,562,362
               Total Automobiles & Components                     $ 5,562,362

               Consumer Durables & Apparel - 2.0%
               Homebuilding - 1.6%
2,000,000      Meritage Homes Corp., 6.25%, 3/15/15               $ 1,780,000
1,480,000  (l) TOUSA, Inc., 10.375%, 7/1/12                         1,243,200
1,100,000  (l) WCI Communities, Inc., 7.875%, 10/1/13               1,012,000
600,000    (l) William Lyon Homes, Inc., 7.5%, 2/15/14                504,000
3,200,000      William Lyon Homes, Inc., 7.625%, 12/15/12           2,736,000
                                                                  $ 7,275,200
               Housewares & Specialties - 0.4%
1,650,000  (l) Yankee Acquisition Corp., 9.75%, 2/15/17           $ 1,596,375
               Total Consumer Durables & Apparel                  $ 8,871,575

               Consumer Services - 5.5%
               Casinos & Gaming - 5.0%
2,000,000      Buffalo Thunder Development Authority, 9.375%, 12/1$ 2,000,000
1,400,000      Fontainebleau Las Vegas Holdings LLC/Fontainebleau L 1,379,000
1,675,000      Galaxy Entertainment Finance Co., Ltd., 9.875%, 12/1 1,800,625
4,500,000      Little Traverse Bay Bands of Odawa Indians, 10.25%,  4,635,000
1,700,000      Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)    1,874,250
1,750,000      Shingle Springs Tribal Gaming Authority, 9.375%, 6/1 1,765,312
2,450,000      Trump Entertainment Resorts, Inc., 8.5%, 6/1/15      2,431,625
6,800,000      Wimar Opco LLC, 9.625%, 12/15/14 (144A)              6,545,000
                                                                  $22,430,812
               Hotels, Resorts & Cruise Lines - 0.5%
2,000,000  (a) HRP Myrtle Beach Operations LLC, 10.07%, 4/1/12 (14$ 2,000,000
               Total Consumer Services                            $24,430,812

               Media - 4.7%
               Broadcasting & Cable Television - 2.4%
3,200,000      CCH I Holdings LLC, 11.0%, 10/1/15                 $ 3,340,000
1,500,000      CCH II Holdings LLC, 10.25%, 9/15/10                 1,565,625
3,750,000      Kabel Deutschland GMBH, 10.75%, 7/1/14               5,659,642
                                                                  $10,565,267
               Publishing - 2.3%
1,710,237  (b) AAC Group Holding Corp., 14.75%, 10/1/12           $ 1,876,985
4,835,000      Sheridan Acquisition Corp., 10.25%, 8/15/11          5,076,750
3,700,000  (d) Visant Holding Corp., 0.0%, 12/1/13                  3,394,750
                                                                  $10,348,485
               Total Media                                        $20,913,752

               Retailing - 2.1%
               Distributors - 1.1%
4,735,000      Intcomex, Inc., 11.75%, 1/15/11                    $ 4,877,050
820,000        KAR Holdings, Inc., 10.0%, 5/1/15 (144A)               799,500
                                                                  $ 5,676,550
               Catalog Retail - 1.0%
4,615,000      Sally Holdings LLC, 10.5%, 11/15/16 (144A)         $ 4,638,075
               Total Retailing                                    $10,314,625

               Food & Staples Retailing - 0.7%
               Drug Retail - 0.7%
3,350,000      Duane Reade, Inc., 9.75%, 8/1/11                   $ 3,274,625
               Total Food & Staples Retailing                     $ 3,274,625

               Food, Beverage & Tobacco - 4.0%
               Brewers - 1.5%
5,885,000      Cia Brasileira de Bebida, 10.5%, 12/15/11          $ 6,914,875

               Agricultural Products - 0.6%
2,000,000  (c) Cosan SA Industria e Comercio, 8.25% (144A)        $ 2,025,000
500,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)        522,500
                                                                  $ 2,547,500
               Packaged Foods & Meats - 1.6%
775,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)               $   848,625
2,410,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          2,482,300
3,180,000      Nutro Products, Inc., 10.75%, 4/15/14 (144A)         3,695,294
                                                                  $ 7,026,219
               Tobacco - 0.3%
1,230,000      Alliance One International, Inc., 8.5%, 5/15/12 (14$ 1,257,675
               Total Food, Beverage & Tobacco                     $17,746,269

               Health Care Equipment & Services - 6.9%
               Health Care Equipment & Services - 0.6%
2,875,000      Accellent, Inc., 10.5%, 12/1/13                    $ 2,853,438

               Health Care Supplies - 0.6%
2,900,000  (a) Medical Services Co., 12.856%, 10/15/11            $ 2,813,000

               Health Care Services - 2.2%
2,160,000      AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15           $ 2,332,800
4,055,000      Rural/Metro Corp., 9.875%, 3/15/15                   4,257,750
1,880,000  (b) Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144 1,870,600
1,475,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A 1,471,313
                                                                  $ 9,932,463
               Health Care Facilities - 2.4%
1,200,000      Community Health Systems, Inc., 8.875%, 7/15/15 (14$ 1,216,500
3,800,000      Hanger Orthopedic Group, Inc., 10.25%, 6/1/14        4,085,000
2,555,000  (b) HCA, Inc., 10.375%, 11/15/16 (144A)                  2,746,625
130,000        Psychiatric Solutions, Inc., 7.75%, 7/15/15            128,538
2,000,000      Psychiatric Solutions, Inc., 7.75%, 7/15/15 (144A)   1,977,500
575,000        Sun Healthcare Group, Inc., 9.125%, 4/15/15 (144A)     598,000
                                                                  $10,752,163
               Managed Health Care - 1.1%
4,400,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)           $ 4,686,000
               Total Health Care Equipment & Services             $31,037,064

               Pharmaceuticals & Biotechnology & Life Sciences - 2.9% Biotechnology - 0.7%
3,500,000  (l) Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14     $ 3,298,750

               Pharmaceuticals - 2.2%
2,000,000      Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)   $ 2,090,000
3,000,000      Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)     3,165,000
4,317,000      Warner Chilcott Corp., 8.75%, 2/1/15                 4,435,718
                                                                  $ 9,690,718
               Total Pharmaceuticals & Biotechnology & Life Scienc$12,989,468

               Banks - 0.4%
               Diversified Banks - 0.4%
1,750,000  (a)(ALB Finance BV, 9.375%                             $ 1,677,288
               Total Banks                                        $ 1,677,288

               Diversified Financials - 6.5%
               Other Diversified Financial Services - 0.2%
605,000        PGS Solutions, Inc., 9.625%, 2/15/15 (144A)        $   611,744
               Specialized Finance - 2.6%
7,950,000      GATX Financial Corp., 8.875%, 6/1/09               $ 8,401,568
               Consumer Finance - 2.8%
4,770,000      ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)     $ 4,877,325
1,300,000      AmeriCredit Corp., 8.5%, 7/1/15 (144A)               1,309,750
3,000,000      Ford Motor Credit Co., 7.875%, 6/15/10               2,999,424
3,000,000  (a) Ford Motor Credit Co., 9.806%, 4/15/12               3,215,133
                                                                  $12,401,632
               Investment Banking & Brokerage - 0.9%
4,205,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   $ 4,183,975
               Total Diversified Financials                       $25,598,919

               Insurance - 3.7%
               Insurance Brokers - 0.9%
3,150,000      HUB International Holdings, Inc., 10.25%, 6/15/15 ($ 3,031,875
885,000        U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)           880,575
                                                                  $ 3,912,450
               Life & Health Insurance - 1.3%
5,725,000      Presidential Life Corp., 7.875%, 2/15/09           $ 5,725,000

               Multi-Line Insurance - 1.2%
5,300,000      Allmerica Financial Corp., 7.625%, 10/15/25        $ 5,507,967

               Reinsurance - 0.3%
750,000    (a) Foundation Re, Ltd., 9.46%, 11/24/08 (144A)        $   712,980
500,000    (a) Residential Reinsurance 2005, 13.81%, 6/6/08           469,900
                                                                  $ 1,182,880
               Total Insurance                                    $16,328,297

               Software & Services - 3.5%
               IT Consulting & Other Services - 1.0%
4,450      (e) MSX International UK/MXS International Business Ser$ 4,516,750

               Data Processing & Outsourced Services - 1.3%
640,000        iPayment, Inc., 9.75%, 5/15/14                     $   640,000
5,250,000      Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)       5,250,000
                                                                  $ 5,890,000
               Application Software - 0.2%
810,000        Open Solutions, Inc., 9.75%, 2/1/15 (144A)         $   818,100

               Computer Hardware - 1.0%
2,900,000  (b) CHR Intermediate Holding Corp., 12.61%, 6/1/13 (144$ 2,889,125
3,750,000      Compucom Systems, Inc., 12.0%, 11/1/14 (144A)        4,031,250
                                                                  $ 6,920,375
               Total Software & Services                          $18,145,225

               Technology Hardware & Equipment - 3.4%
               Computer Hardware - 0.7%
2,945,000      Activant Solutions, Inc., 9.5%, 5/1/16             $ 2,893,462

               Office Electronics - 2.7%
11,830,000     Xerox Capital Trust I, 8.0%, 2/1/27                $12,144,832
               Total Technology Hardware & Equipment              $15,038,294

               Semiconductors & Semiconductor Equipment - 0.3%
               Semiconductors - 0.3%
1,300,000  (a) Freescale Semiconductor, Inc., 9.235%, 12/15/14 (14$ 1,254,500
               Total Semiconductors & Semiconductor Equipment     $ 1,254,500

               Telecommunication Services - 14.0%
               Alternative Carriers - 0.6%
2,500,000      PAETEC Holding Corp., 9.5%, 7/15/15 (144A)         $ 2,500,000

               Integrated Telecommunication Services - 2.5%
7,149,000      Eschelon Operating Co., 8.375%, 3/15/10            $ 6,907,721
3,720,000      GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)     3,766,500
691,000        Tele Norte Leste Participacoes SA, 8.0%, 12/18/13      725,550
                                                                  $11,399,771
               Wireless Telecommunication Services - 10.9%
4,165,000      Broadview Networks Holdings, Inc., 11.375%, 9/1/12 $ 4,414,900
1,625,000      Cell C Property, Ltd., 11.0%, 7/1/15 (144A)          1,523,437
2,855,000  (a) Cleveland Unlimited, Inc., 13.61%, 12/15/10 (144A)   3,126,225
6,900,000      Cricket Communications, Inc., 9.375%, 11/1/14        7,124,250
1,500,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)                  1,580,625
2,500,000  (a) Hellas Telecommunications Luxembourg II, 11.106%, 1/ 2,575,000
5,000,000      Hughes Network Systems LLC, 9.5%, 4/15/14            5,225,000
2,200,000  (d) Inmarsat Finance II Plc, 0.0%, 11/15/12              2,098,250
3,200,000  (d) Intelsat Intermediate Holding Co., Ltd., 0.0%, 2/1/1 2,632,000
5,150,000      Mobifon Holdings BV, 12.5%, 7/31/10                  5,497,625
3,230,000      Mobile Telesystems, 9.75%, 1/30/08 (144A)            3,287,494
3,000,000  (a) Rural Cellular Corp., 11.106%, 11/1/12               3,090,000
3,200,000      Stratos Global Corp., 9.875%, 2/15/13                3,400,000
3,020,000      True Move Co, Ltd., 10.75%, 12/16/13 (144A)          3,201,200
                                                                  $48,776,006
               Total Telecommunication Services                   $62,675,777

               Utilities - 2.3%
               Electric Utilities - 1.9%
2,000,000      Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)          $ 2,265,000
1,500,000      Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144A)    1,650,000
4,436,159      Ormat Funding Corp., 8.25%, 12/30/20                 4,524,882
                                                                  $ 8,439,882
               Multi - Utilities - 0.4%
2,175,000  (a) Power Contract Financing III LLC, 0.681%, 2/5/10 (1$ 1,805,250
               Total Utilities                                    $10,245,132
               TOTAL CORPORATE BONDS & NOTES
               (Cost $490,832,406)                                $517,712,888

               CONVERTIBLE BONDS & NOTES - 0.4% of Net Assets
               Software & Services - 0.4%
               Systems Software - 0.4%
1,400,000      Macrovision Corp., 2.625%, 8/15/11 (144A)          $ 1,743,000
               TOTAL CONVERTIBLE BONDS & NOTES
               (Cost $1,400,000)                                  $ 1,743,000

               MUNICIPAL BONDS - 7.1% of Net Assets
               Indiana  - 1.4%
1,650,000      East Chicago Industrial Pollution Control Revenue, $ 1,730,108
4,250,000      Indiana Development Finance Authority Revenue, 5.75% 4,372,102
                                                                  $ 6,102,210
               Michigan - 0.0%
3,000,000      Wayne Charter County, Special Airport Facilities Re$         0


               New Jersey - 2.1%
4,525,000      New Jersey Economic Development Authority Revenue, $ 4,793,604
4,000,000      Tobacco Settlement Financing Corp., 7.0%, 6/1/41     4,622,480
                                                                  $ 9,416,084
               New York - 0.9%
3,475,000      New York City Industrial Development Agency, Britis$ 3,819,720

               North Carolina  - 1.5%
4,800,000      Charlotte, Special Facilities Revenue, Charlotte/Do$ 4,793,664
2,000,000      Charlotte, Special Facilities Revenue, Charlotte/Dou 2,119,680
                                                                  $ 6,913,344
               Ohio - 0.3%
1,275,000  (a) Ohio Air Quality Development Authority Revenue, 10.$ 1,275,000

               Texas - 0.9%
3,200,000  (f) San Antonio, Texas, Electric & Gas, RIB, 7.915%, 2/$ 3,993,568

               TOTAL MUNICIPAL BONDS
               (Cost $24,331,532)                                 $31,519,926

               MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.7% of Net Assets 3,300,000 (g) Non-Profit Preferred Funding Trust I, 12.5%, 9/15/3$ 3,298,581
               TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
               (Cost $3,293,400)                                  $ 3,298,581

               SOVEREIGN DEBT OBLIGATIONS - 2.0% of Net Assets
               Brazil - 0.8%
4,800,000,0(d) Banco Nacional de Desenvolimento Bndes, 8.0%, 4/28/$ 3,582,364

               Ecuador - 0.6%
3,515,000  (d) Federal Republic of Ecuador, 10.0%, 8/15/30 (144A) $ 2,882,300

               Russia - 0.6%
2,308,400  (d) Russia Government International Bond, 7.5%, 3/31/30$ 2,542,703
               TOTAL SOVEREIGN DEBT OBLIGATIONS
               (Cost $6,125,575)                                  $ 9,007,367

               FLOATING RATE LOAN INTERESTS - 5.8% of Net Assets(h)
               Energy - 0.2%
               Oil & Gas Exploration & Production - 0.2%
710,000        SandRidge Energy, Inc., Unsecured Bridge Term Loan,$   727,750
300,000        Venoco, Inc., Second Lien Term Loan, 9.36%, 9/20/11    303,000
               Total Energy                                       $ 1,030,750

               Capital Goods - 0.5%
               Building Products - 0.4%
2,000,000      Custom Building Products, Inc., Second Lien Term Lo$ 1,997,084

               Construction & Farm Machinery & Heavy Trucks - 0.1%
397,920        Rental Service Corp., Second Lien Initial Term Loan$   400,532
               Total Capital Goods                                $ 2,397,616

               Automobiles & Components - 0.9%
               Auto Parts & Equipment - 0.9%
3,885,000      Lear Corp., U.S. Term Loan, 2.75%, 7/2/14          $ 3,854,514
               Total Automobiles & Components                     $ 3,854,514

               Consumer Durables & Apparel - 0.7%
               Homebuilding - 0.7%
2,850,000      LandSource Communities Development LLC, Second Lien$ 2,874,937
               Total Consumer Durables & Apparel                  $ 2,874,937

               Household & Personal Products - 0.1%
               Household Products - 0.1%
500,000        Huish Detergents, Inc., Second Lien Term Loan, 9.57$   499,375
               Total Household & Personal Products                $   499,375

               Health Care Equipment & Services - 1.1%
               Health Care Equipment & Services - 0.4%
1,800,000      Niagara Corp., Term Loan B, 5.0%, 6/29/14          $ 1,800,000

               Health Care Facilities - 0.7%
3,175,000      Community Health Systems, Inc., Sr. Unsecured Bridg$ 3,185,417
               Total Health Care Equipment & Services             $ 4,985,417

               Diversified Financials - 1.2%
               Other Diversified Financial Services - 1.2%
2,500,000      J.G. Wentworth, Second Lien Term Loan, 10.35%, 3/1/$ 2,512,500
2,009,513      Louis Topco, Ltd., Term Loan, 11.863%, 6/1/17        2,732,039
               Total Diversified Financials                       $ 5,244,539

               Insurance - 0.5%
               Multi-Line Insurance - 0.5%
2,250,000      AmWins Group, Inc., Second Lien Term Loan, 5.75%, 6$ 2,254,219
               Total Insurance                                    $ 2,254,219

               Utilities - 0.6%
               Independent Power Producers & Energy Traders - 0.6%
817,560        NRG Energy, Inc., Credit-Linked Deposit, 1.75%, 2/1$   815,297
1,968,623      NRG Energy, Inc., Term Loan, 1.75%, 2/1/13           1,963,174
               Total Utilities                                    $ 2,778,471
               TOTAL FLOATING RATE LOAN INTERESTS
               (Cost $25,747,317)                                 $25,919,838

               FIXED RATE LOAN INTERESTS - 0.3% of Net Assets
               Energy - 0.3%
               Oil & Gas Exploration & Production - 0.3%
1,070,000      SandRidge Energy, Inc., Unsecured Bridge Term Loan,$ 1,096,750
               TOTAL FIXED RATE LOAN INTERESTS
               (Cost $1,070,000)                                  $ 1,096,750

Shares         COMMON STOCKS - 0.5% of Net Assets
               Transportation - 0.3%
               Airlines  - 0.3%
62,126     (l) Northwest Airlines Corp.                           $ 1,379,197
               Total Transportation

               Pharmaceuticals & Biotechnology & Life Sciences - 0.2% Pharmaceuticals - 0.2%
17,818         Teva Pharmaceutical Industries, Ltd. (A.D.R.)      $   734,993
               Total Pharmaceuticals & Biotechnology & Life Sciences
               TOTAL COMMON STOCKS
               (Cost $2,886,220)                                  $ 2,114,190

               WARRANTS - 0.1% of Net Assets (i)
               Energy - 0.1%
               Oil & Gas Drilling - 0.1%
2,500,000      Norse Energy Corp. ASA - CW11, Expires 7/14/11     $   529,092
               Total Energy                                       $   529,092

               Materials - 0.0%
               Forest Products - 0.0%
1,645      (g) Mandra Forestry Holdings, Ltd. - CW13, Expires 5/15$         0
               Total Materials                                    $         0

               Transportation - 0.0%
               Railroads - 0.0%
4,525          Atlantic Express Transportation Corp., Expires 4/15$     6,787
               Total Transportation                               $     6,787

               TOTAL WARRANTS
               (Cost $523,408)                                    $  535,879

Principal
Amount
USD ($)                                                               Value
               TEMPORARY CASH INVESTMENTS - 4.7% of Net Assets
               Repurchase Agreement - 1.7%
7,500,000      Lehman Brothers Holdings, Inc., 4.0%, dated 6/29/07, repurchase price of $8,700,000 plus accrued
               interest on 7/2/07 collateralized by $5,880,000 U.S$7,500,000

Shares         Security Lending Collateral - 3.0%
13,684,012     Securities Lending Investment Fund, 5.284%         $13,684,012
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $21,184,012)                                 $21,184,012
               TOTAL INVESTMENTS IN SECURITIES - 137.8%
               (Cost $579,661,977) (j) (k)                        $615,389,852
               OTHER ASSETS AND LIABILITIES - (3.9)%              $(17,657,112)
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (33.9)%              $(151,172,916)
               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0$446,559,824



NR             Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to
               $222,979,336 or 49.9% of total net assets applicable to common shareowners.

(a)            Floating rate note.  The rate shown is the rate at June 30, 2007.

(b) Represents a pay-in-kind security which may pay interest in additional principal.

(c)            Security is a perpetual bond and has no definite maturity date.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
               The rate shown is the rate at June 30, 2007.

(e)            Security is priced as a unit.

(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at June 30, 2007.

(g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
                $3,293,400. The aggregate value $3,298,581 represents 0.7% of the net assets.

(h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
               European banks, such as LIBOR (London InterBank Offered Rate),
(ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at June 30, 2007.

(i)            Non-income producing.

(j) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $578,941,127 was as follows:

               Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost       $39,124,973

               Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value        (2,676,248)
               Net unrealized gain                                $36,448,725
               For financial reporting purposes net unrealized gain was $36,725,890 and cost of investments aggregated $579,378,988.

(k) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
               United States                                       76        %
               Canada                                              4
               Brazil                                              4
               Norway                                              3
               Great Britain                                       2
               Netherlands                                         2
               Mexico                                              2
               Cayman Islands                                      1
               Luxembourg                                          1
               Virgin Islands                                      1
               Germany                                             1
               Bermuda                                             1
               Australia                                           1
               Thailand                                            1
               Ecuador                                             1
               Russia                                              0
               Colombia                                            0
               Jamaica                                             0
               South Africa                                        0
               Singapore                                           0
               Israel                                              0
                                                                   100       %
(l)            At June 30, 2007, the following securities were out on loan:

Principal
Amount         Description                                          Market Value
1,605,000      Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14     $1,512,712
5,905,350      Cooper-Standard Automotive, Inc., 8.375%, 12/15/14  5,506,739
1,569,490      Georgia Gulf Corp., 10.75%, 10/15/16                1,561,643
1,465,200      TOUSA, Inc., 10.375%, 7/1/12                        1,230,768
89,000         WCI Communities, Inc., 7.875%, 10/1/13                 81,880
594,000        William Lyon Homes, Inc., 7.5%, 2/15/14               498,960
1,633,500      Yankee Acquisition Corp., 9.75%, 2/15/17            1,580,411
Shares
61,505         Northwest Airlines Corp.                            1,365,411
                                                                  $13,338,524

(A.D.R)        American Depositary Receipt
RIB            Residual Interest Bonds


               For the period ended June 30, 2007, the Trust had unfunded loan commitments of $717,011 which would be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                    Unfunded
               Borrower                                             Commitment
               NRG Holdings, Inc., HoldCo Delayed Draw Term Loan  $  717,011
                                                                  $  717,011





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.